CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Share capital - ordinary shares, par value	$ 0.0001	$ 0.0001
Share capital - ordinary shares, shares authorized	360,000,000	360,000,000
Share capital - ordinary shares, shares issued	202,783,480	207,785,938
Share capital - ordinary shares, shares outstanding	202,783,480	207,785,938
Treasury stock, shares	334,388